Banking borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Bank Borrowings
Banking borrowings-short-term	$ 4,404,704	¥ 30,000,000	¥ 30,000,000
Total	$ 4,404,704	¥ 30,000,000	¥ 30,000,000